Summary of Significant Accounting Policies (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
EBP, Master Trust [Line Items]
Investment contract minimum interest rate	0.00%
Note receivable from participant, allowance for credit loss	$ 0	$ 0
Concentration of investments to net assets	1.00%	1.10%
Total Master Trust Assets
EBP, Master Trust [Line Items]
Total investments at contract value	$ 510,159	$ 558,648
Total Master Trust Assets | EBP, Traditional Guaranteed Investment Contract
EBP, Master Trust [Line Items]
Total investments at contract value	23,637	42,850
Total Master Trust Assets | EBP, Synthetic Investment Contract
EBP, Master Trust [Line Items]
Total investments at contract value	$ 486,522	$ 515,798